                              SURVIVOR OPTIONS PLUS
                               SURVIVOR OPTIONS VL
                                  OPTIONS PLUS
                                   OPTIONS VL

                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                 PROVIDENT MUTUAL VARIABLE LIFE SEPARATE ACCOUNT

               PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                 PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT

                         SUPPLEMENT DATED JULY 24, 2000
                                       TO
                         PROSPECTUSES DATED MAY 1, 2000

This supplement describes changes to the fees and expenses of one fund available under the variable life insurance contracts. This supplement should be retained with the prospectus for future reference.

The following information replaces the expenses shown for the Strong Opportunity Fund II on pages 7-11 of the prospectuses.

TABLE OF FUND FEES AND EXPENSES

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STRONG OPPORTUNITY FUND II, INC.
ANNUAL EXPENSES (2)                                          STRONG
(as a percentage of average net assets)                OPPORTUNITY FUND II
--------------------------------------------------------------------------------
Management Fees
     (Investment Advisory Fees)                               1.00%
Other Expenses (4)
     (after reimbursement)                                    0.10%
Total Fund Annual Expenses
     (after reimbursement)                                    1.10%
--------------------------------------------------------------------------------

(2) The fee and expense information regarding the Funds was provided by those Funds and has not been independently verified by us. Market Street Fund is affiliated with us. None of the other Funds is affiliated with us.

(4) Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.